Fair value measurements - Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis (Detail) (JPY ¥)	Sep. 30, 2014		Mar. 31, 2014
Assets:
Derivative assets	¥ 32,150,000,000,000		¥ 26,069,000,000,000
Netting	(30,054,000,000,000)	[1]	(23,764,000,000,000)	[1]
Collateralized agreements	16,380,684,000,000		17,347,001,000,000
Other assets	737,070,000,000		784,174,000,000
Liabilities:
Derivative liabilities	31,924,000,000,000	[2]	26,068,000,000,000	[2]
Netting	(30,155,000,000,000)	[1]	(24,030,000,000,000)	[1]
Short-term borrowings	39,638,000,000		49,279,000,000
Collateralized financing	17,247,039,000,000		17,111,999,000,000
Long-term borrowings	2,378,535,000,000		1,984,986,000,000
Recurring
Assets:
Trading assets and private equity investments	17,959,000,000,000		16,409,000,000,000
Derivative assets	2,096,000,000,000		2,305,000,000,000
Netting	(30,054,000,000,000)		(23,764,000,000,000)
Subtotal, Assets	20,055,000,000,000		18,714,000,000,000
Loans and receivables	285,000,000,000	[3]	306,000,000,000	[3]
Collateralized agreements	984,000,000,000	[4]	1,087,000,000,000	[4]
Total Assets	22,746,000,000,000		21,639,000,000,000
Liabilities:
Trading liabilities	9,132,000,000,000		8,957,000,000,000
Derivative liabilities	1,750,000,000,000		2,090,000,000,000
Netting	(30,155,000,000,000)		(24,030,000,000,000)
Subtotal, Liabilities	10,882,000,000,000		11,047,000,000,000
Short-term borrowings	37,000,000,000	[5]	49,000,000,000	[5]
Payables and deposits	0	[6]	0	[6]
Collateralized financing	536,000,000,000	[4]	530,000,000,000	[4]
Long-term borrowings	2,387,000,000,000	[5],[7],[8]	1,967,000,000,000	[5],[7],[8]
Other liabilities	185,000,000,000	[9]	238,000,000,000	[9]
Total Liabilities	14,027,000,000,000		13,831,000,000,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	2,748,000,000,000	[10],[11]	2,899,000,000,000	[10],[11]
Liabilities:
Trading liabilities	1,066,000,000,000		907,000,000,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	45,000,000,000	[10],[11]	42,000,000,000	[10],[11]
Recurring | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	3,241,000,000,000	[10]	2,587,000,000,000	[10]
Liabilities:
Trading liabilities	2,894,000,000,000		3,046,000,000,000
Recurring | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	168,000,000,000	[10]	192,000,000,000	[10]
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	6,433,000,000,000	[10]	6,019,000,000,000	[10]
Liabilities:
Trading liabilities	4,644,000,000,000		4,519,000,000,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	2,231,000,000,000	[10]	1,851,000,000,000	[10]
Recurring | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	432,000,000,000		396,000,000,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	146,000,000,000	[10]	159,000,000,000	[10]
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	2,131,000,000,000	[10]	2,224,000,000,000	[10]
Liabilities:
Trading liabilities	3,000,000,000		1,000,000,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	29,000,000,000	[10]	0	[10]
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	223,000,000,000	[10],[12]	183,000,000,000	[10],[12]
Liabilities:
Trading liabilities	2,000,000,000	[12]	0	[12]
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	564,000,000,000	[10]	253,000,000,000	[10]
Liabilities:
Trading liabilities	91,000,000,000		88,000,000,000
Recurring | Equity contracts [Member]
Assets:
Derivative assets	2,049,000,000,000	[13]	1,922,000,000,000	[13]
Liabilities:
Derivative liabilities	2,168,000,000,000	[13]	2,254,000,000,000	[13]
Recurring | Interest rate contracts [Member]
Assets:
Derivative assets	24,131,000,000,000	[13]	19,521,000,000,000	[13]
Liabilities:
Derivative liabilities	23,844,000,000,000	[13]	19,303,000,000,000	[13]
Recurring | Credit contracts [Member]
Assets:
Derivative assets	1,109,000,000,000	[13]	1,314,000,000,000	[13]
Liabilities:
Derivative liabilities	1,452,000,000,000	[13]	1,623,000,000,000	[13]
Recurring | Foreign exchange contracts [Member]
Assets:
Derivative assets	4,861,000,000,000	[13]	3,312,000,000,000	[13]
Liabilities:
Derivative liabilities	4,441,000,000,000	[13]	2,940,000,000,000	[13]
Recurring | Commodity contracts [Member]
Assets:
Derivative assets	0	[13]	0	[13]
Liabilities:
Derivative liabilities	0	[13]	0	[13]
Recurring | Non-trading debt securities [Member]
Assets:
Other assets	967,000,000,000		1,024,000,000,000
Recurring | Other [Member]
Assets:
Other assets	455,000,000,000	[11]	508,000,000,000	[11]
Recurring | Level 1 [Member]
Assets:
Trading assets and private equity investments	10,430,000,000,000		9,514,000,000,000
Derivative assets	810,000,000,000		765,000,000,000
Netting
Subtotal, Assets	11,240,000,000,000		10,279,000,000,000
Loans and receivables
Collateralized agreements
Total Assets	11,953,000,000,000		11,043,000,000,000
Liabilities:
Trading liabilities	7,716,000,000,000		7,727,000,000,000
Derivative liabilities	772,000,000,000		841,000,000,000
Netting
Subtotal, Liabilities	8,488,000,000,000		8,568,000,000,000
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings	113,000,000,000	[5],[7],[8]	134,000,000,000	[5],[7],[8]
Other liabilities	142,000,000,000	[9]	152,000,000,000	[9]
Total Liabilities	8,743,000,000,000		8,854,000,000,000
Recurring | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	1,794,000,000,000	[10],[11]	2,176,000,000,000	[10],[11]
Liabilities:
Trading liabilities	870,000,000,000		774,000,000,000
Recurring | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	3,241,000,000,000	[10]	2,587,000,000,000	[10]
Liabilities:
Trading liabilities	2,894,000,000,000		3,046,000,000,000
Recurring | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	4,920,000,000,000	[10]	4,615,000,000,000	[10]
Liabilities:
Trading liabilities	3,873,000,000,000		3,831,000,000,000
Recurring | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	475,000,000,000	[10]	136,000,000,000	[10]
Liabilities:
Trading liabilities	79,000,000,000		76,000,000,000
Recurring | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	784,000,000,000	[13]	750,000,000,000	[13]
Liabilities:
Derivative liabilities	759,000,000,000	[13]	827,000,000,000	[13]
Recurring | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	21,000,000,000	[13]	11,000,000,000	[13]
Liabilities:
Derivative liabilities	9,000,000,000	[13]	10,000,000,000	[13]
Recurring | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	5,000,000,000	[13]	4,000,000,000	[13]
Liabilities:
Derivative liabilities	4,000,000,000	[13]	4,000,000,000	[13]
Recurring | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	0	[13]
Liabilities:
Derivative liabilities	0	[13]
Recurring | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	0	[13]	0	[13]
Liabilities:
Derivative liabilities	0	[13]	0	[13]
Recurring | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	366,000,000,000		406,000,000,000
Recurring | Level 1 [Member] | Other [Member]
Assets:
Other assets	347,000,000,000	[11]	358,000,000,000	[11]
Recurring | Level 2 [Member]
Assets:
Trading assets and private equity investments	7,265,000,000,000		6,594,000,000,000
Derivative assets	31,147,000,000,000		25,061,000,000,000
Netting
Subtotal, Assets	38,412,000,000,000		31,655,000,000,000
Loans and receivables	258,000,000,000	[3]	280,000,000,000	[3]
Collateralized agreements	984,000,000,000	[4]	1,087,000,000,000	[4]
Total Assets	40,307,000,000,000		33,731,000,000,000
Liabilities:
Trading liabilities	1,414,000,000,000		1,229,000,000,000
Derivative liabilities	30,886,000,000,000		25,018,000,000,000
Netting
Subtotal, Liabilities	32,300,000,000,000		26,247,000,000,000
Short-term borrowings	35,000,000,000	[5]	46,000,000,000	[5]
Payables and deposits	0	[6]	0	[6]
Collateralized financing	536,000,000,000	[4]	530,000,000,000	[4]
Long-term borrowings	1,835,000,000,000	[5],[7],[8]	1,439,000,000,000	[5],[7],[8]
Other liabilities	43,000,000,000	[9]	86,000,000,000	[9]
Total Liabilities	34,749,000,000,000		28,348,000,000,000
Recurring | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	912,000,000,000	[10],[11]	655,000,000,000	[10],[11]
Liabilities:
Trading liabilities	195,000,000,000		132,000,000,000
Recurring | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Recurring | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	168,000,000,000	[10]	192,000,000,000	[10]
Recurring | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	1,502,000,000,000	[10]	1,378,000,000,000	[10]
Liabilities:
Trading liabilities	771,000,000,000		688,000,000,000
Recurring | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	2,116,000,000,000	[10]	1,735,000,000,000	[10]
Recurring | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	432,000,000,000		396,000,000,000
Recurring | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	143,000,000,000	[10]	156,000,000,000	[10]
Recurring | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	2,130,000,000,000	[10]	2,221,000,000,000	[10]
Liabilities:
Trading liabilities	3,000,000,000		1,000,000,000
Recurring | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	29,000,000,000	[10]
Recurring | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	194,000,000,000	[10],[12]	170,000,000,000	[10],[12]
Liabilities:
Trading liabilities	1,000,000,000	[12]	0	[12]
Recurring | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	71,000,000,000	[10]	87,000,000,000	[10]
Liabilities:
Trading liabilities	12,000,000,000		12,000,000,000
Recurring | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	1,212,000,000,000	[13]	1,102,000,000,000	[13]
Liabilities:
Derivative liabilities	1,348,000,000,000	[13]	1,368,000,000,000	[13]
Recurring | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	24,023,000,000,000	[13]	19,398,000,000,000	[13]
Liabilities:
Derivative liabilities	23,696,000,000,000	[13]	19,142,000,000,000	[13]
Recurring | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	1,069,000,000,000	[13]	1,268,000,000,000	[13]
Liabilities:
Derivative liabilities	1,417,000,000,000	[13]	1,582,000,000,000	[13]
Recurring | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	4,843,000,000,000	[13]	3,293,000,000,000	[13]
Liabilities:
Derivative liabilities	4,425,000,000,000	[13]	2,926,000,000,000	[13]
Recurring | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	0	[13]	0	[13]
Liabilities:
Derivative liabilities	0	[13]	0	[13]
Recurring | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	601,000,000,000		615,000,000,000
Recurring | Level 2 [Member] | Other [Member]
Assets:
Other assets	52,000,000,000	[11]	94,000,000,000	[11]
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	264,000,000,000		301,000,000,000
Derivative assets	193,000,000,000		243,000,000,000
Netting
Subtotal, Assets	457,000,000,000		544,000,000,000
Loans and receivables	27,000,000,000	[3]	26,000,000,000	[3]
Collateralized agreements
Total Assets	540,000,000,000		629,000,000,000
Liabilities:
Trading liabilities	2,000,000,000		1,000,000,000
Derivative liabilities	247,000,000,000		261,000,000,000
Netting
Subtotal, Liabilities	249,000,000,000		262,000,000,000
Short-term borrowings	2,000,000,000	[5]	3,000,000,000	[5]
Payables and deposits	0	[6]	0	[6]
Collateralized financing
Long-term borrowings	439,000,000,000	[5],[7],[8]	394,000,000,000	[5],[7],[8]
Other liabilities
Total Liabilities	690,000,000,000		659,000,000,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	42,000,000,000	[10],[11]	68,000,000,000	[10],[11]
Liabilities:
Trading liabilities	1,000,000,000		1,000,000,000
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	45,000,000,000	[10],[11]	42,000,000,000	[10],[11]
Recurring | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	0	[10]
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	11,000,000,000	[10]	26,000,000,000	[10]
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	115,000,000,000	[10]	116,000,000,000	[10]
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	0		0
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	3,000,000,000	[10]	3,000,000,000	[10]
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	1,000,000,000	[10]	3,000,000,000	[10]
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	0	[10]	0	[10]
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	29,000,000,000	[10],[12]	13,000,000,000	[10],[12]
Liabilities:
Trading liabilities	1,000,000,000	[12]
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	18,000,000,000	[10]	30,000,000,000	[10]
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	53,000,000,000	[13]	70,000,000,000	[13]
Liabilities:
Derivative liabilities	61,000,000,000	[13]	59,000,000,000	[13]
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	87,000,000,000	[13]	112,000,000,000	[13]
Liabilities:
Derivative liabilities	139,000,000,000	[13]	151,000,000,000	[13]
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	35,000,000,000	[13]	42,000,000,000	[13]
Liabilities:
Derivative liabilities	31,000,000,000	[13]	37,000,000,000	[13]
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	18,000,000,000	[13]	19,000,000,000	[13]
Liabilities:
Derivative liabilities	16,000,000,000	[13]	14,000,000,000	[13]
Recurring | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	0	[13]	0	[13]
Liabilities:
Derivative liabilities	0	[13]	0	[13]
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	0		3,000,000,000
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	56,000,000,000	[11]	56,000,000,000	[11]
Recurring | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments
Derivative assets	(30,054,000,000,000)	[14]	(23,764,000,000,000)	[14]
Netting	(30,054,000,000,000)	[14]	(23,764,000,000,000)	[14]
Subtotal, Assets	(30,054,000,000,000)	[14]	(23,764,000,000,000)	[14]
Loans and receivables
Collateralized agreements
Total Assets	(30,054,000,000,000)	[14]	(23,764,000,000,000)	[14]
Liabilities:
Trading liabilities
Derivative liabilities	(30,155,000,000,000)	[14]	(24,030,000,000,000)	[14]
Netting	(30,155,000,000,000)	[14]	(24,030,000,000,000)	[14]
Subtotal, Liabilities	(30,155,000,000,000)	[14]	(24,030,000,000,000)	[14]
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings
Other liabilities
Total Liabilities	(30,155,000,000,000)	[14]	(24,030,000,000,000)	[14]
Recurring | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments
Recurring | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments
Liabilities:
Trading liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets
Liabilities:
Derivative liabilities
Recurring | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2014, Nomura offset a total of ¥1,283 billion of cash collateral receivables against net derivative liabilities and ¥1,017 billion of cash collateral payables against net derivative assets. As of September 30, 2014, Nomura offset a total of ¥1,464 billion of cash collateral receivables against net derivative liabilities and ¥1,363 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes loans for which the fair value option is elected.
[4]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[5]	Includes structured notes for which the fair value option is elected.
[6]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[7]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[8]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[9]	Includes loan commitments for which the fair value option is elected.
[10]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[11]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[12]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[13]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[14]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.